ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	December 31, 2024	December 31, 2023	December 31, 2022
Trade receivables	$152,471	$180,989	$161,373
Less: allowance for credit losses	(15,206)	(9,720)	(12,664)
Total	$137,265	$171,269	$148,709

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Allowance for credit losses at beginning of period	$(9,720)	$(12,664)	$(2,052)
CECL Accounting Standard Adoption (Note 3)	-	-	(2,773)
(Increase) decrease to allowance for the period	(8,844)	410	(8,185)
(Recovery) write-off of credit losses	3,358	2,534	346
Allowance for credit losses at end of period	$(15,206)	$(9,720)	$(12,664)